Trade Notes and Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [Line Items]
Threshold period when notes and accounts receivable due are unlikely to be collected and therefore the allowance of notes and accounts receivable are recognized	180 days
Percentage of allowance of notes and accounts receivable overdue recognized	100.00%
Minimum [Member]
Disclosure of financial assets [Line Items]
Average credit terms	30 days
Top of range [Member]
Disclosure of financial assets [Line Items]
Average credit terms	90 days